Non-controlling Interests (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Non-controlling interests [Line Items]
Current assets	$ 730,279,834	$ 681,686,519
Total non-current assets	1,245,949,253	1,190,340,804
Current liabilities	468,749,455	442,373,281
Non-current liabilities	280,651,024	228,998,324
Dividends paid	10,150,528	9,803,978
Non-controlling interests [member]
Disclosure of Non-controlling interests [Line Items]
Current assets	610,476,810	610,165,755
Total non-current assets	746,352,848	716,889,536
Current liabilities	337,171,241	368,293,544
Non-current liabilities	$ 159,841,007	$ 146,234,462